Short-term investments - Summary of Short-term Investments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous current assets [abstract]
Cash under lien with banks	₨ 2,012	$ 31	₨ 2,350
Deposits held as collateral in respect of closure cost and future redundancy payments	597	9	0
Deposits held as margin money	391	6	398
Investments in bonds of related party	5,340	82	5,246
Security by subsidiary against overdraft facility	₨ 4,118	$ 63	₨ 0